Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment	Property, plant and equipment as of December 31, 2023 and 2022 were as follows:

(in thousands)	Estimated useful lives (in years)	2023	2022

Land		$26,239	$25,480
Buildings and improvements	up to 60	382,836	362,794
Machinery and equipment	3-10	309,930	294,156
Computer software	3-20	267,572	262,007
Furniture and office equipment	3-10	91,247	90,293
Construction in progress		203,978	130,407
Total property, plant and equipment		1,281,802	1,165,137
Less: Accumulated depreciation and amortization		(516,765)	(502,967)
Total property, plant and equipment, net		$765,037	$662,170